Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Mar. 09, 2021
Entity Central Index Key	0001109138
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	000-30664
Entity Registrant Name	Camtek Ltd
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	Ramat Gavriel Industrial Zone
Entity Address, Address Line Two	P.O. BOX 544
Entity Address, City or Town	Migdal Ha’Emek
Entity Address Country	IL
Entity Address, Postal Zip Code	23150
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Trading Symbol	CAMT
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding		43,296,149
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	false
Business Contact [Member]
Contact Personnel Name	Moshe Eisenberg
Entity Address, Address Line One	Ramat Gavriel Industrial Zone
Entity Address, Address Line Two	P.O. BOX 544
Entity Address, City or Town	Migdal Ha’Emek
Entity Address Country	IL
Entity Address, Postal Zip Code	23150
City Area Code	972
Local Phone Number	(4) 6048100